SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - R$ / shares	Dec. 31, 2022	Dec. 31, 2021
United States of America, Dollars
IfrsStatementLineItems [Line Items]
Exchange rates	R$ 1
Brazil, Brazil Real
IfrsStatementLineItems [Line Items]
Exchange rates	5.2177	R$ 5.5805
Brazil, Brazil Real | Brazilian Central Bank [Member]
IfrsStatementLineItems [Line Items]
Exchange rates	5.5694	R$ 6.3210
Euro Member Countries, Euro
IfrsStatementLineItems [Line Items]
Exchange rates	R$ 1